Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment

9 Property, plant and equipment

(a) Overview of property, plant and equipment, including right-of-use assets

	2020

	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,503	785	5,795	215	921	9,219

Accumulated depreciation and impairment	(427)	(229)	(2,974)	(71)	–	(3,701)

Net book value at 1 January	1,076	556	2,821	144	921	5,518

Differences on exchange	(38)	(25)	(150)	(4)	(55)	(272)

Additions

– right-of-use assets	–	67	–	36		103

– separately acquired	2	–	40	–	459	501

– acquisition of subsidiaries (note 23)	–	1	–	–	–	1

Reallocations	84	14	427	–	(525)	–

Depreciation	(38)	(118)	(313)	(62)	–	(531)

Impairment	(5)	(1)	(184)	–	(36)	(226)

Right-of-use assets - reassessments, modifications and terminations	–	(11)	–	(7)	–	(18)

Disposals	(7)	–	(9)	–	–	(16)

Net reclassifications as held-for-sale	–	–	–	–	–	–

31 December

Cost	1,518	798	5,807	217	764	9,104

Accumulated depreciation and impairment	(444)	(315)	(3,175)	(110)	–	(4,044)

Net book value at 31 December	1,074	483	2,632	107	764	5,060

	2019

	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m

31 December

Cost	1,515	268	5,730	33	1,108	8,654

Accumulated depreciation and impairment	(411)	(129)	(2,931)	(17)		(3,488)

Net book value at 31 December	1,104	139	2,799	16	1,108	5,166

Accounting policy change (IFRS 16) (note 30)		470		140		610

Net book value at 1 January	1,104	609	2,799	156	1,108	5,776

Differences on exchange	(56)	(30)	(136)	(9)	(51)	(282)

Additions

– right-of-use assets	–	85	–	77		162

– separately acquired	3	1	46	–	566	616

– acquisition of subsidiaries (note 23)	–	4	2	–	–	6

Reallocations	73	12	610	–	(695)	–

Depreciation	(37)	(114)	(308)	(62)		(521)

Impairment	(6)	(2)	(159)	–	(7)	(174)

Right-of-use assets - reassessments, modifications and terminations	–	(9)	–	(18)		(27)

Disposals	(5)	–	(27)	–		(32)

Net reclassifications as held-for-sale	–	–	(6)	–		(6)

31 December

Cost	1,503	785	5,795	215	921	9,219

Accumulated depreciation and impairment	(427)	(229)	(2,974)	(71)	–	(3,701)

Net book value at 31 December	1,076	556	2,821	144	921	5,518

Refer to notes 3(b) and 3(e) for more information on property, plant and equipment impairments.

As of 31 December 2020, the Group owns freehold property amounting to £1,074 million (2019: £1,076 million), representing factories, warehouses and office buildings together with adjoining land, mainly in the US, UK, Bangladesh, Indonesia and South Korea.

Upon adoption of IFRS 16 Leases prospectively from 1 January 2019, the right-of-use assets related to leased properties have been included in the asset class ‘Leasehold Property’ and other right-of-use assets have been reported under ‘Plant, equipment and other leased’. A further breakdown of leasehold property is given in note 9(c).

	2020 £m	2019 £m

Cost of freehold land within freehold property on which no depreciation is provided	251	261

Contracts placed for future expenditure	110	133

(b) Right-of-use assets

The Group leases various offices, warehouses, retail spaces, equipment and vehicles through its subsidiaries across the globe. Arrangements are entered into in the course of ordinary business, and lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions reflecting local commercial practice. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

Assets representing ‘leasehold property’ relate to leases in respect of offices, retail space, warehouses and manufacturing facilities occupied by Group subsidiaries and include property leases with lease terms of more than five years in Japan, Brazil, Germany, Romania and Poland, amongst other countries. In addition, capitalised expenditure representing leasehold improvements is included in this category.

Assets representing ‘plant, equipment and other’ relate to leases of various assets including tobacco vending machines, industrial equipment and distribution vehicles in Japan, Russia, Romania, Brazil and other countries.

(c) Leasehold property

As of 31 December 2020, the Group holds £132 million (2019: £135 million) of leasehold properties acquired and another £351 million (2019: £421 million) of right-of-use leased properties.

	2020 £m	2019 £m

Leasehold land and property comprises

– net book value of long leasehold	17	83

– net book value of short leasehold	466	473

	483	556

	2020

Leasehold property net book value movements for the year ended 31 December 2020	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements (*) £m	Net book value at 31 December £m

- Property acquired (IAS16)	135	(6)	(11)	14	132

- Right-of-use properties (IFRS16)	421	(19)	(108)	57	351

	556	(25)	(119)	71	483

	2019

Leasehold property net book value movements for the year ended 31 December 2019	Net book value at 1 January £m	Accounting policy changes IFRS16 £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements (*) £m	Net book value at 31 December £m

- Property acquired (IAS16)	139	–	(7)	(10)	13	135

- Right-of-use properties (IFRS16)	–	470	(23)	(106)	80	421

	139	470	(30)	(116)	93	556

(*) Property acquired (IAS 16) other net movements represent additions (directly acquired and/or transferred from assets in the course of construction) net of disposals, whereas the right-of-use properties (IFRS 16) other net movements relates to new leases net of reassessments, modifications and terminations as reported in the Property, plant and equipment movement table in note 9(a). Other net movements also includes £1 million (2019: £4 million) in relation to acquired companies.